Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (51,869)	$ (109,228)	$ (58,790)
Finance costs	1,944	791	433
Investment income		(62)	(550)
Investment income from long term equity investment	4
Interest income from investment at amortized cost	(701)
Fair value (gain)/loss on financial liabilities at FVTPL		39,171	(7,195)
Fair value gain on financial assets at FVTPL			(484)
Loss/(gain) on disposal of items of property, plant and equipment	23		(7)
Depreciation of property, plant and equipment	982	1,213	931
Amortization of intangible assets	22	25	20
Depreciation of right-of-use assets	866	984	1,090
Equity-settled share-based payment expenses	2,450	4,330	6,082
(Increase)/Decrease in prepayments, other receivables and other assets	(460)	(436)	4,346
(Increase)/Decrease in non-current assets	(22)	45	128
Increase in trade payables	(4,202)	1,252	10,117
Increase in other payables and accruals	(856)	263	656
Increase in contract liabilities		5,000
Net cash flows used in operating activities	(51,819)	(56,652)	(43,223)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(170)	(200)	(1,249)
Purchases of intangible assets			(19)
Proceeds from disposal of items of property, plant and equipment	33	1	17
Purchases of financial assets at FVTPL		(7)	(58,980)
Disposal of financial assets at FVTPL		21,039	88,057
Purchases of investments at amortized cost	(60,546)	(31,849)
Recovery of short-term investments at amortized cost	92,259
Interest received from investment at amortized cost	701
Addition of investments in associate	(4,212)
Received investment income of financial assets at FVTPL		62	550
Net cash flows provided/(used in) from investing activities	28,065	(10,954)	28,376
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares		91,780
Addition of bank borrowings	44,702	50,234	7,897
Bank borrowings interest paid	(1,871)	(602)	(292)
Repayment of bank borrowings	(48,542)	(24,069)	(13,315)
Exercise of share options	152
Payment for lease liabilities	(1,020)	(1,103)	(1,070)
Net cash flows (used in)/from financing activities	(6,579)	116,240	(6,780)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(30,333)	48,634	(21,627)
Cash and cash equivalents at beginning of year	91,492	42,758	64,131
Effect of foreign exchange rate changes, net	(257)	100	254
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 60,902	$ 91,492	$ 42,758